Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

October 14, 2011

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C.  20549

Re:	Advisors Series Trust (the “Trust”)
File Nos.: 333-17391 and 811-07959

Ladies and Gentlemen:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended, (the “1933 Act”), the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the Trust to add one new series, Scharf Fund (the “Fund”), is Post-Effective Amendment No. 385 under the 1933 Act and Amendment No. 387 under the 1940 Act to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

Pursuant to Rule 485(a)(2) of the 1933 Act, the Trust anticipates that this filing shall become effective on December 31, 2011.  At or before that time, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment.  The purpose of that filing will be to incorporate any comments made by the Staff on this Amendment and to update any missing information and/or file updated exhibits to the Registration Statement.  Subsequently, it is anticipated that the Trust will file a Summary Prospectus under Rule 497(k).

Please note that the similarly managed account performance shown in the Prospectus is disclosed based on the factors of the Nicholas-Applegate I no-action letter.  Specifically, disclosure is included in the Prospectus which reflects that:

(a)	the private accounts have substantially similar investment objectives, policies and strategies;
(b)
the private account performance information is not presented in a misleading manner and does not obscure or impede understanding of the information that is required to be included in the Fund’s prospectus;

(c)
the performance information of the private accounts is presented separately from, and given no greater prominence than, the Fund’s performance record (though there is no available Fund performance information at this time);

(d)
the performance information of the private accounts is accompanied by clear disclosure that the Fund and the private accounts are separate accounts and that the past performance of the private accounts is not indicative of the past or future performance of the Fund;

(e)	each private account performance table is compared to an appropriate securities index, in a manner consistent with Item 4(b)(2) of Form N-1A; and
(f)
the prospectus specifically discloses that the private accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results of the private accounts.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-6609.

Very truly yours,

/s/ Jeanine M. Bajczyk

Jeanine M. Bajczyk, Esq.
For U.S. Bancorp Fund Services, LLC

Enclosures